Exhibit 99.1

World Omni Auto Receivables Trust 2022-B

Monthly Servicer Certificate

April 30, 2025

Dates Covered
Collections Period	04/01/25 - 04/30/25
Interest Accrual Period	04/15/25 - 05/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/25	233,138,740.38	16,237
Yield Supplement Overcollateralization Amount 03/31/25	11,665,184.20	0
Receivables Balance 03/31/25	244,803,924.58	16,237
Principal Payments	12,369,129.38	350
Defaulted Receivables	228,667.86	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/25	10,766,608.75	0
Pool Balance at 04/30/25	221,439,518.59	15,876

Pool Statistics	$ Amount	# of Accounts
Pool Factor	21.42%
Prepayment ABS Speed	1.16%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	5,505,168.55	286
Past Due 61-90 days	1,531,231.43	80
Past Due 91-120 days	176,595.48	10
Past Due 121+ days	0.00	0
Total	7,212,995.46	376

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.11%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.74%
Delinquency Trigger Occurred	NO

Recoveries	354,761.94
Aggregate Net Losses/(Gains) - April 2025	(126,094.08)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.62%
Prior Net Losses/(Gains) Ratio	0.64%
Second Prior Net Losses/(Gains) Ratio	-0.45%
Third Prior Net Losses/(Gains) Ratio	0.10%
Four Month Average	-0.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.56%

Overcollateralization Target Amount	4,915,858.40
Actual Overcollateralization	4,915,858.40
Weighted Average Contract Rate	4.62%
Weighted Average Contract Rate, Yield Adjusted	8.37%
Weighted Average Remaining Term	31.96

Flow of Funds	$ Amount
Collections	13,656,212.38
Investment Earnings on Cash Accounts	22,061.88
Servicing Fee	(204,003.27)
Transfer to Collection Account	-
Available Funds	13,474,270.99

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	512,497.23
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	6,783,363.39
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,915,858.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,130,047.80

Total Distributions of Available Funds	13,474,270.99

Servicing Fee	204,003.27
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 04/15/25	228,222,881.98
Principal Paid	11,699,221.79
Note Balance @ 05/15/25	216,523,660.19

Class A-1
Note Balance @ 04/15/25	0.00
Principal Paid	0.00
Note Balance @ 05/15/25	0.00
Note Factor @ 05/15/25	0.0000000%

Class A-2a
Note Balance @ 04/15/25	0.00
Principal Paid	0.00
Note Balance @ 05/15/25	0.00
Note Factor @ 05/15/25	0.0000000%

Class A-2b
Note Balance @ 04/15/25	0.00
Principal Paid	0.00
Note Balance @ 05/15/25	0.00
Note Factor @ 05/15/25	0.0000000%

Class A-3
Note Balance @ 04/15/25	94,052,881.98
Principal Paid	11,699,221.79
Note Balance @ 05/15/25	82,353,660.19
Note Factor @ 05/15/25	30.9600226%

Class A-4
Note Balance @ 04/15/25	89,920,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	89,920,000.00
Note Factor @ 05/15/25	100.0000000%

Class B
Note Balance @ 04/15/25	29,500,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	29,500,000.00
Note Factor @ 05/15/25	100.0000000%

Class C
Note Balance @ 04/15/25	14,750,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	14,750,000.00
Note Factor @ 05/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	645,001.40
Total Principal Paid	11,699,221.79
Total Paid	12,344,223.19

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	4.34471%
Coupon	4.91471%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.25000%
Interest Paid	254,726.56
Principal Paid	11,699,221.79
Total Paid to A-3 Holders	11,953,948.35

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6560426
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.8994902
Total Distribution Amount	12.5555328

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9576186
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.9820368
Total A-3 Distribution Amount	44.9396554

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	579.81
Noteholders' Principal Distributable Amount	420.19

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/25	4,915,858.40
Investment Earnings	17,184.57
Investment Earnings Paid	(17,184.57)
Deposit/(Withdrawal)	-
Balance as of 05/15/25	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,784,470.18	$1,244,974.40	1,728,366.09
Number of Extensions	90	62	88
Ratio of extensions to Beginning of Period Receivables Balance	0.73%	0.48%	0.64%